Segment reporting (Tables)	12 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Schedule of revenue by major product categories
	For the years ended September 30,
	2018	2017	2016

Shiitake	$16,753,076	$16,249,672	$14,658,325
Mu Er	12,190,340	9,239,920	6,015,519
Other edible fungi and other agricultural products	875,672	1,176,009	41,386
Total	$29,819,088	$26,665,601	$20,715,230

Schedule of long-lived assets
	For the years ended September 30,
	2018	2017	2016

Revenue from China	$27,146,942	$24,121,216	$17,983,566
Revenue from foreign countries	2,672,146	2,544,385	2,731,664
Total Revenue	$29,819,088	$26,665,601	$20,715,230